UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08342

Global Macro Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Global Macro Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 8.5%
Security	Principal		U.S. $ Value
Brazil — 1.9%
Letra Tesouro Nacional, 0.00%, 1/1/09	BRL	25,587,000	$11,556,908
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,004,556	4,188,231
Total Brazil (identified cost $20,649,824)			$15,745,139
Costa Rica — 0.3%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	2,137,993,200	$1,989,428
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	250,492,050	234,202
Total Costa Rica (identified cost $2,521,409)			$2,223,630
Ecuador — 0.0%
Republic of Ecuador, 10.00%, 8/15/30	USD	765,000	$225,675
Total Ecuador (identified cost $240,975)			$225,675
Ivory Coast — 0.1%
Ivory Coast, 4.00%, 3/31/28	USD	2,296,000	$765,359
Total Ivory Coast (identified cost $803,841)			$765,359
Georgia — 2.0%
Republic of Georgia, 7.50%, 4/15/13	USD	23,384,000	$16,836,480
Total Georgia (identified cost $17,996,901)			$16,836,480
Ghana — 0.6%
Ghanaian Government Bond, 13.00%, 8/2/10(4)	GHS	600,000	$455,596
Ghanaian Government Bond, 13.50%, 3/30/10(4)	GHS	980,000	768,202
Ghanaian Government Bond, 13.67%, 6/11/12(4)	GHS	4,300,000	3,008,348
Ghanaian Government Bond, 13.69%, 3/15/10(4)	GHS	1,900,000	1,496,593
Total Ghana (identified cost $8,311,289)			$5,728,739
Iceland — 0.5%
Central Bank of Iceland, 17.75%, 3/25/09(10)	ISK	600,000,000	$3,962,627
Total Iceland (identified cost $8,081,909)			$3,962,627

Security	Principal		U.S. $ Value
Indonesia — 0.2%
Republic of Indonesia, 6.875%, 1/17/18	USD	2,300,000	$1,508,082
Total Indonesia (identified cost $1,581,250)			$1,508,082
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$157,675
Total Kenya (identified cost $181,554)			$157,675
Nigeria — 1.0%
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	523,213,000	$4,503,544
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	444,300,000	3,811,430
Total Nigeria (identified cost $7,976,009)			$8,314,974
Peru — 1.0%
Republic of Peru, 12.25%, 8/10/11	PEN	24,833,000	$8,675,318
Total Peru (identified cost $10,652,988)			$8,675,318
Sri Lanka — 0.2%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	199,000,000	$1,805,885
Total Sri Lanka (identified cost $1,844,728)			$1,805,885
Turkey — 0.1%
Republic of Turkey, 6.875%, 3/17/36	USD	765,000	$524,025
Total Turkey (identified cost $466,655)			$524,025
Uruguay — 0.6%
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	159,573,924	$4,512,673
Republic of Uruguay, 7.875%, 1/15/33	USD	765,000	482,141
Total Uruguay (identified cost $7,408,034)			$4,994,814
Total Foreign Government Bonds (identified cost $88,717,366)			$71,468,422

See notes to financial statements

Global Macro Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Foreign Corporate Bonds — 0.7%
Security	Principal		U.S. $ Value
Chile — 0.3%
JP Morgan Chilean Inflation Linked Note, 3.80%, 11/17/15(6)	USD	3,547,686	$2,910,595
Total Chile (identified cost $3,000,000)			$2,910,595
Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(8)(9)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(8)(9)	USD	2,000,000	10,000
Total Indonesia (identified cost $2,910,368)			$30,000
Kazakhstan — 0.4%
Kazkommerts International, 7.875%, 4/7/14	USD	7,500,000	$3,441,825
Total Kazakhstan (identified cost $6,030,575)			$3,441,825
Total Foreign Corporate Bonds (identified cost $11,940,943)			$6,382,420
Debt Obligations — United States — 79.2%
Security	Principal		U.S. $ Value
Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19		$500,000	$548,285
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	874,969
Total Corporate Bonds and Notes (identified cost $1,529,154)			$1,423,254
Mortgage-Backed Securities — 78.8%
Collateralized Mortgage Obligations — 11.2%
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$506,281	$518,262
Series 1548, Class Z, 7.00%, 7/15/23		684,999	709,552
Series 1650, Class K, 6.50%, 1/15/24		4,056,612	4,083,264
Series 1817, Class Z, 6.50%, 2/15/26		590,117	599,714
Series 1927, Class ZA, 6.50%, 1/15/27		2,278,919	2,324,803
Series 2127, Class PG, 6.25%, 2/15/29		2,711,481	2,720,716
			$10,956,311
Federal National Mortgage Association:
Series 1992-180, Class F, 4.40%, 10/25/22(10)		$2,341,882	$2,311,574
Series 1993-16, Class Z, 7.50%, 2/25/23		2,211,466	2,323,086
Series 1993-79, Class PL, 7.00%, 6/25/23		1,703,351	1,757,743
Series 1993-104, Class ZB, 6.50%, 7/25/23		716,736	734,074
Series 1993-121, Class Z, 7.00%, 7/25/23		10,929,816	11,277,983

Security	Principal	U.S. $ Value
Mortgage-Backed Securities (continued)
Series 1993-141, Class Z, 7.00%, 8/25/23	$1,740,416	$1,802,008
Series 1994-42, Class ZQ, 7.00%, 4/25/24	10,749,755	11,061,023
Series 1994-63, Class PJ, 7.00%, 12/25/23	744,820	748,262
Series 1994-79, Class Z, 7.00%, 4/25/24	2,135,422	2,201,293
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,422,373	1,511,531
Series 1996-35, Class Z, 7.00%, 7/25/26	536,113	549,792
Series 1998-16, Class H, 7.00%, 4/18/28	1,625,638	1,664,996
Series 1999-25, Class Z, 6.00%, 6/25/29	4,981,966	4,878,691
Series 2000-2, Class ZE, 7.50%, 2/25/30	604,767	631,810
Series 2000-49, Class A, 8.00%, 3/18/27	1,761,748	1,877,834
Series 2001-37, Class GA, 8.00%, 7/25/16	230,918	244,636
Series G93-1, Class K, 6.675%, 1/25/23	2,448,489	2,509,789
Series G93-31, Class PN, 7.00%, 9/25/23	7,924,641	8,181,991
Series G93-41, Class ZQ, 7.00%, 12/25/23	15,593,180	16,115,441
		$72,383,557
Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,391,548	$1,440,059
Series 1999-42, Class Z, 8.00%, 11/16/29	3,581,862	3,819,280
Series 2001-35, Class K, 6.45%, 10/26/23	571,983	579,113
Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,088,256
		$10,926,708
Total Collaterialized Mortgage Obligations (identified cost $95,651,998)		$94,266,576
Commercial Mortgage Backed Securities — 2.1%
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44(11)	$9,960,000	$6,823,976
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(11)	7,000,000	5,770,153
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(11)	6,000,000	4,862,386
Total Commercial Mortgage Backed Securities (identified cost $22,633,083)		$17,456,515
Mortgage Pass-Throughs — 65.5%
Federal Home Loan Mortgage Corp.:
4.471% with maturity at 2030(12)	$2,985,879	$2,982,431
5.00% with various maturities to 2019	13,644,695	13,429,932
5.50% with maturity at 2013	14,957,536	15,226,699
6.00% with maturity at 2024	5,219,378	5,284,620
6.024% with maturity at 2023(12)	1,037,381	1,045,968
6.50% with various maturities to 2024	6,317,657	6,538,680
7.00% with various maturities to 2031	6,881,425	7,210,293
7.31% with maturity at 2026	447,831	472,508
7.50% with various maturities to 2029	22,652,046	24,050,654
7.95% with maturity at 2022	673,470	723,489
8.00% with various maturities to 2030	3,799,180	4,093,466
8.15% with maturity at 2021	412,595	447,283
8.30% with maturity at 2021	315,801	337,348

See notes to financial statements

Global Macro Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
Mortgage-Backed Securities (continued)
8.47% with maturity at 2018	$364,386	$394,688
8.50% with various maturities to 2028	2,189,033	2,395,488
9.00% with various maturities to 2027	4,315,848	4,780,228
9.25% with various maturities to 2016	2,972	2,979
9.50% with various maturities to 2027	408,332	447,780
9.75% with various maturities to 2020	17,544	19,184
10.00% with various maturities to 2020	1,586,090	1,808,899
10.50% with maturity at 2021	674,276	784,060
11.00% with maturity at 2016	1,107,565	1,270,199
13.25% with maturity at 2013	1,424	1,566
		$93,748,442
Federal National Mortgage Association:
3.948% with various maturities to 2035(12)	$38,002,666	$37,914,170
3.961% with maturity at 2022(12)	3,855,282	3,842,132
4.00% with maturity at 2035(12)	8,886,217	8,859,638
4.079% with various maturities to 2033(12)	30,519,737	30,413,290
4.098% with maturity at 2025(12)	2,352,214	2,351,226
4.298% with maturity at 2024(12)	1,910,148	1,917,399
4.366% with maturity at 2035	22,938,194	22,858,873
5.00% with various maturities to 2018	35,572,246	35,062,375
5.00% TBA with maturity at 2024	50,000,000	48,754,030
5.50% with various maturities to 2018	6,086,742	6,158,342
5.756% with maturity at 2023(12)	213,778	215,458
5.979% with maturity at 2028(12)	353,397	357,629
6.00% with maturity at 2030	6,797,820	6,834,134
6.321% with maturity at 2032(12)	6,958,815	7,130,615
6.50% with various maturities to 2030	41,305,214	42,476,033
6.85% with maturity at 2025(12)	825,856	856,825
7.00% with various maturities to 2032	42,149,862	43,977,385
7.50% with various maturities to 2034	32,647,205	34,566,677
8.00% with various maturities to 2030	13,113,299	14,092,635
8.50% with various maturities to 2026	126,145	137,075
9.00% with various maturities to 2027(11)	1,550,228	1,689,079
9.047% with maturity at 2028(11)	1,234,938	1,361,698
9.50% with various maturities to 2031	6,365,411	6,993,834
10.50% with maturity at 2029	714,458	836,541
11.00% with maturity at 2016	102,482	110,590
11.023% with maturity at 2027(11)	1,279,519	1,477,756
11.50% with maturity at 2031	857,450	1,035,332
		$362,280,771
Government National Mortgage Association:
5.125% with maturity at 2024(12)	$923,471	$912,016
6.50% with maturity at 2013	886,051	921,999
7.00% with various maturities to 2033	33,137,585	34,720,725
7.50% with various maturities to 2031	13,262,406	14,103,783
7.75% with maturity at 2019	43,169	46,269
8.00% with various maturities to 2034	37,538,637	40,498,784
8.30% with various maturities to 2020	252,284	271,250
8.50% with various maturities to 2021	2,571,095	2,793,362
9.00% with various maturities to 2025	782,591	865,016
9.50% with various maturities to 2026(13)	2,587,640	2,929,017
		$98,062,221

Security	Principal		U.S. $ Value
Total Mortgage Pass-Throughs (identified cost $556,750,781)			$554,091,434
Total Mortgage-Backed Securities (identified cost $675,035,862)			$665,814,525
U.S. Treasury Obligations — 0.2%
United States Treasury Bond, 7.875%, 2/15/21		$1,500,000	$1,920,587
Total U.S. Treasury Obligations (identified cost $1,783,745)			$1,920,587
Total Debt Obligations — United States (identified cost $678,348,761)			$669,158,365
Common Stocks — 0.1%
Security	Shares		Value
China — 0.1%
Business Services — 0.0%
APP China(7)		8,155	$326,200
			$326,200
Commercial Banks — 0.1%
Industrial and Commercial Bank of China		2,191,752	$1,031,264
			$1,031,264
Total China (identified cost $2,395,650)			$1,357,464
Total Common Stocks (identified cost $2,395,650)			$1,357,464
Short-Term Investments — 15.2%
Foreign Government Securities — 6.6%
Security	Principal Amount (000's omitted)		U.S. $ Value
Georgia — 0.6%
Bank of Georgia Group, 8.75%, 12/26/08(4)	GEL	7,525	$5,083,165
Total Georgia (identified cost $5,310,425)			$5,083,165

See notes to financial statements

Global Macro Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)		U.S. $ Value
Iceland — 2.3%
Republic of Iceland, 8.50%, 12/12/08	ISK	2,971,120	$19,445,308
Total Iceland (identified cost $35,160,889)			$19,445,308
Nigeria — 0.6%
Nigerian Treasury Bill, 0.00%, 7/2/09	NGN	145,000,000	$1,159,474
Nigerian Treasury Bill, 0.00%, 9/3/09	NGN	517,354	4,070,297
Total Nigeria (identified cost $5,215,702)			$5,229,771
Peru — 3.1%
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	28,700	$9,323,479
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	14,100	4,553,245
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	9,600	3,084,334
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800	9,508,678
Total Peru (identified cost $27,495,907)			$26,469,736
Total Foreign Government Securities (identified cost $73,182,923)			$56,227,980
Other Securities — 8.6%
Description	Interest/ Principal Amount (000's omitted)		U.S. $ Value
Cash Management Portfolio, 1.90%(14)		$67,616	$67,615,620
State Street Bank and Trust Time Deposit, 0.50%, 11/3/08		4,590	4,590,000
Total Other Securities (identified cost $72,205,620)			$72,205,620
Total Short-Term Investments (identified cost $145,388,543)			$128,433,600
Currency Options Purchased — 0.1%

Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
South Korean Won Call Option	KRW	7,324,000	915.5	6/2/09	$182,441
Euro Put Option	EUR	800	1.3195	11/13/08	46,689
Euro Put Option	EUR	800	1.354	11/26/08	73,995
Euro Put Option	EUR	800	1.3506	12/11/08	76,157
Euro Put Option	EUR	800	1.327	1/8/09	68,785
Euro Put Option	EUR	800	1.3375	2/12/09	80,582

Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
Euro Put Option	EUR	800	1.3705	4/8/09	$104,472
Euro Put Option	EUR	800	1.3745	5/13/09	109,734

Total Currency Options Purchased (identified cost $428,903)	$742,855
Total Investments — 103.8% (identified cost $927,220,166)	$877,543,127
Other Assets, Less Liabilities — (3.8)%	$(32,522,225)
Net Assets — 100.0%	$845,020,902

TBA - (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

BRL - Brazilian Real

CRC - Costa Rican Colon

EUR - Euro

GEL - Georgian Lari

GHS - Ghanaian Cedi

ISK - Icelandic Krona

KES - Kenyan Shilling

KRW - South Korean Won

LKR - Sri Lanka Rupee

NGN - Nigerian Naira

PEN - Peruvian New Sol

USD - United States Dollar

UYU - Uruguayan Peso

(1)  Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 11,004,556.

(2)  Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,400,000 and the current face is CRC 2,137,993,200.

(3)  Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000 and the current face is CRC 250,492,050.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

Global Macro Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

(5)  Bond pays a coupon of 5.00% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 135,030,000 and the current face is UYU 159,573,924.

(6)  Bond pays a coupon of 3.80% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fomento) Rate. Original face of the bond is $3,000,000 and the current face is $3,547,686.

(7)  Non-income producing security.

(8)  Convertible bond.

(9)  Defaulted security.

(10)  Floating-rate security.

(11)  Weighted average fixed-rate coupon that changes/updates monthly.

(12)  Adjustable rate mortgage security. Rate shown is the rate at October 31, 2008.

(13)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(14)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2008.

See notes to financial statements

Global Macro Portfolio as of October 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2008

Assets
Unaffiliated investments, at value (identified cost, $859,604,546)	$809,927,507
Affiliated investment, at value (identified cost, $67,615,620)	67,615,620
Interest receivable	7,161,170
Interest receivable from affiliated investment	85,456
Receivable for investments sold	73,421
Receivable for daily variation margin on open financial futures contracts	870,870
Receivable for open forward foreign currency exchange contracts	21,504,444
Receivable for closed forward foreign currency exchange contracts	1,403,661
Receivable for open swap contracts	14,235,191
Receivable for closed options	25,462
Total assets	$922,902,802
Liabilities
Payable for investments purchased	$2,706,619
Payable for when-issued securities	49,631,944
Due to custodian — foreign currency, at value (identified cost, $1,078,526)	987,641
Payable for open forward foreign currency exchange contracts	6,308,800
Payable for closed forward foreign currency exchange contracts	1,575,223
Payable for open swap contracts	14,261,233
Payable for closed swap contracts	1,170,176
Payable to affiliate for investment adviser fee	434,175
Payable to affiliate for Trustees' fees	2,123
Accrued expenses and other liabilities	803,966
Total liabilities	$77,881,900
Net Assets applicable to investors' interest in Portfolio	$845,020,902
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$879,533,089
Net unrealized depreciation (computed on the basis of identified cost)	(34,512,187)
Total	$845,020,902

Statement of Operations

For the Year Ended
October 31, 2008

Investment Income
Interest (net of foreign taxes, $263,007)	$47,716,955
Dividends	55,602
Interest income allocated from affiliated investment	1,813,814
Expenses allocated from affiliated investment	(260,646)
Total investment income	$49,325,725
Expenses
Investment adviser fee	$4,843,386
Trustees' fees and expenses	23,628
Custodian fee	195,563
Legal and accounting services	182,865
Miscellaneous	24,338
Total expenses	$5,269,780
Deduct — Reduction of custodian fee	$300
Total expense reductions	$300
Net expenses	$5,269,480
Net investment income	$44,056,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$5,426,608
Financial futures contracts	(980,637)
Swap contracts	709,640
Foreign currency and forward foreign currency exchange contract transactions	2,672,926
Net realized gain	$7,828,537
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(51,595,525)
Financial futures contracts	1,410,666
Swap contracts	3,291,398
Foreign currency and forward foreign currency exchange contracts	10,397,691
Net change in unrealized appreciation (depreciation)	$(36,495,770)
Net realized and unrealized loss	$(28,667,233)
Net increase in net assets from operations	$15,389,012

See notes to financial statements

Global Macro Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2008	Year Ended October 31, 2007
From operations — Net investment income	$44,056,245	$33,560,082
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	7,828,537	23,939,718
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contracts	(36,495,770)	7,097,918
Net increase in net assets from operations	$15,389,012	$64,597,718
Capital transactions — Contributions	$275,977,287	$398,182,177
Withdrawals	(134,738,001)	(337,613,129)
Net increase in net assets from capital transactions	$141,239,286	$60,569,048
Net increase in net assets	$156,628,298	$125,166,766
Net Assets
At beginning of year	$688,392,604	$563,225,838
At end of year	$845,020,902	$688,392,604

See notes to financial statements

Global Macro Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2008	2007	2006	2005	2004
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.63%	0.67%	0.66%	0.66%	0.68%
Net investment income	5.25%	5.16%	4.49%	3.23%	3.10%
Portfolio Turnover	26%	45%	41%	59%	55%
Total Return	2.97%	10.34%	7.60%	6.48%	6.97%
Net assets, end of year (000's omitted)	$845,021	$688,393	$563,226	$410,680	$323,944

(1)  Excludes the effect of custody fee credits, if any, of less than than 0.005%.

See notes to financial statements

Global Macro Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio's investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2008, Eaton Vance Strategic Income Fund, Eaton Vance Global Macro Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 80.6%, 6.4% and 10.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the options are traded or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Sovereign credit default swaps, foreign interest rate swaps and over-the-counter currency options are valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

Global Macro Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities.Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and

Global Macro Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

L  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

M  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

O  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

Global Macro Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio's average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the year ended October 31, 2008, the Portfolio's adviser fee totaled $5,091,334 of which $247,948 was allocated from Cash Management and $4,843,386 was paid or accrued directly by the Portfolio. For the year ended October 31, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.61% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$63,100,541
U.S. Government and Agency Securities	268,215,537
$331,316,078
Sales
Investments (non-U.S. Government)	$41,481,520
U.S. Government and Agency Securities	119,838,050
$161,319,570

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$934,430,267
Gross unrealized appreciation	$1,764,346
Gross unrealized depreciation	(58,651,486)
Net unrealized depreciation	$(56,887,140)

The net unrealized appreciation on futures contracts, swaps, and foreign currency and forward foreign currency exchange contracts at October 31, 2008 on a federal income tax basis was $14,993,290.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency contracts, financial futures contracts and swaps, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
1/05/09	Brazilian Real 35,580,991	United States Dollar 19,047,640	$2,919,547
12/22/08	Croatia Kuna 23,766,000	Euro 3,273,554	(13,924)
1/26/09	Croatia Kuna 12,815,500	Euro 1,752,427	(11,649)
11/03/08	Euro 831,561	United States Dollar 1,052,400	(7,466)
11/04/08	Euro 800,000	United States Dollar 1,035,200	15,560
11/04/08	Euro 6,500,000	United States Dollar 8,261,500	(23,075)

Global Macro Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
11/06/08	Euro 8,962,498	United States Dollar 12,323,435	$901,164
11/12/08	Euro 7,300,000	United States Dollar 9,291,294	(10,040)
11/14/08	Euro 3,750,151	United States Dollar 4,782,193	4,288
11/03/08	Ghanian Cedi 66,150	United States Dollar 56,059	(407)
12/12/08	Icelandic Krona 2,111,929,478	United States Dollar 26,942,529	12,994,549
11/24/08	Indonesian Rupiah 85,590,000,000	United States Dollar 6,686,719	(799,287)
11/06/08	Israeli Shekel 15,940,000	United States Dollar 4,248,174	(42,115)
11/10/08	Malaysian Ringgit 31,545,000	United States Dollar 9,003,853	121,491
11/28/08	Malaysian Ringgit 31,014,000	United States Dollar 8,660,709	(69,038)
11/03/08	Mauritian Rupee 222,200,000	United States Dollar 7,053,968	142,615
11/04/08	New Turkish Lira 6,927,975	United States Dollar 4,111,558	(375,076)
11/28/08	New Zealand Dollar 6,503,002	United States Dollar 3,787,999	12,772
11/06/08	Peruvian New Sol 14,100,000	United States Dollar 4,789,402	205,438
11/10/08	Peruvian New Sol 14,600,000	United States Dollar 4,956,714	213,096
12/11/08	Peruvian New Sol 14,100,000	United States Dollar 4,789,402	228,906
2/09/09	Peruvian New Sol 29,800,000	United States Dollar 10,088,016	525,339
11/10/08	Philippine Peso 426,700,000	United States Dollar 8,845,357	162,356
11/03/08	Polish Zloty 28,642,375	Euro 8,063,732	(74,912)
11/05/08	South African Rand 64,737,400	United States Dollar 5,847,739	(773,160)
11/07/08	South African Rand 125,771,407	United States Dollar 12,316,644	(539,205)
11/03/08	Sri Lanka Rupee 210,442,500	United States Dollar 1,877,610	(32,465)
11/28/08	Taiwan Dollar 328,236,000	United States Dollar 9,876,512	(108,005)
12/26/08	Taiwan Dollar 297,240,000	United States Dollar 8,888,490	(165,812)

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
1/21/09	Taiwan Dollar 252,400,000	United States Dollar 7,763,765	$68,643
11/28/08	Thai Baht 610,000,000	United States Dollar 17,463,498	119,171
11/04/08	Zambian Kwacha 7,930,000,000	United States Dollar 1,667,767	(106,282)
11/07/08	Zambian Kwacha 7,930,000,000	United States Dollar 1,683,294	(89,269)
1/15/09	Zambian Kwacha 8,114,000,000	United States Dollar 1,979,024	196,319
			$15,590,067

Purchases

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
12/02/08	Brazilian Real 20,910,000	United States Dollar 9,739,171	$(197,413)
11/07/08	Colombian Peso 13,574,303,631	United States Dollar 6,252,558	(563,268)
11/03/08	Euro 800,000	United States Dollar 1,035,280	(15,640)
11/04/08	Euro 8,445,280	United States Dollar 10,751,995	11,937
11/24/08	Indonesian Rupiah 85,590,000,000	United States Dollar 8,474,257	(988,252)
11/03/08	Mauritian Rupee 222,200,000	United States Dollar 7,910,288	(998,935)
11/07/08	Mauritian Rupee 222,200,000	United States Dollar 7,048,956	(139,752)
11/17/08	Mauritian Rupee 71,128,624	United States Dollar 2,370,954	(161,533)
11/06/08	Mexican Peso 214,860,000	United States Dollar 16,339,164	348,646
11/07/08	Mexican Peso 99,480,000	United States Dollar 7,312,018	412,095
11/03/08	Polish Zloty 28,642,375	Euro 8,003,570	151,591
11/10/08	Polish Zloty 28,642,375	Euro 8,063,425	72,176
11/14/08	Polish Zloty 52,953,625	Euro 13,761,337	1,589,930
11/05/08	Ugandan Shilling 4,563,765,520	United States Dollar 2,404,196	(2,820)
11/04/08	Zambian Kwacha 7,930,000	United States Dollar 1,687,234	86,815
			$(394,423)

Global Macro Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

At October 31, 2008, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,403,661 and a payable of $1,575,223.

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/08	165 FTSE/ JSE Top 40 Index	Short	$(4,036,128)	$(3,275,187)	$760,941
12/08	68 Japan 10 Year Bond	Short	(94,891,270)	(94,762,359)	128,911
12/08	210 Mexican Bolsa Index	Short	(3,454,356)	(3,388,071)	66,285
12/08	102 U.S. Treasury Bond	Short	(11,854,924)	(11,538,750)	316,174
12/08	86 U.S. 5 Year Treasury Note	Short	(9,671,287)	(9,740,072)	(68,785)
					$1,203,526

Descriptions of the underlying instruments to Futures Contracts:

•  FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

•  Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

•  Mexican Bolsa Index: Mexican Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican Stock Exchange.

Interest Rate Swaps

Counterparty	Notional Amount		Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital PLC	MYR	36,000,000	Pay	KLIBOR	3.85%	March 27, 2012	$33,468
J.P. Morgan Chase, N.A.	BRL	10,533,705	Pay	Brazilian Interbank Deposit Rate	12.73	January 2, 2012	(609,106)
J.P. Morgan Chase, N.A.	BRL	12,290,767	Pay	Brazilian Interbank Deposit Rate	10.35	January 2, 2012	(1,222,384)
J.P. Morgan Chase, N.A.	BRL	38,710,005	Pay	Brazilian Interbank Deposit Rate	11.34	January 2, 2009	(166,070)
							$(1,964,092)

BRL - Brazilian Real

KLIBOR- Kuala Lumpur Interbank Offered Rate

MYR - Malaysian Ringit

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Austria	Buy	$8,800	0.44%	12/20/13	$148,475
Barclays Bank PLC	Egypt	Buy	6,000	0.75	1/20/11	670,858
Barclays Bank PLC	Iceland	Sell	5,000	1.70	3/20/18	(1,608,552)
Barclays Bank PLC	Iceland	Sell	3,900	1.88	3/20/18	(1,216,946)
Barclays Bank PLC	Kazakhstan	Buy	7,500	2.43	9/20/13	1,379,980
Barclays Bank PLC	Kazakhstan	Sell	7,600	9.75	11/20/09	133,905
Barclays Bank PLC	Turkey	Buy	4,170	2.12	1/20/13	392,921
Citigroup Global Markets	Kazakhstan	Sell	7,600	8.00	10/20/09	1,593
Citigroup Global Markets	Peru	Sell	7,400	2.00	9/20/11	(186,674)
Citigroup Global Markets	Peru	Sell	3,800	2.90	10/20/13	(76,600)
Citigroup Global Markets	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	280,775
Credit Suisse First Boston	Columbia	Sell	8,800	4.90	11/20/09	242,106
Credit Suisse First Boston	Greece	Buy	20,000	0.195	6/20/20	2,154,573
Credit Suisse First Boston	Iceland	Sell	5,000	1.70	3/20/18	(1,608,552)
Credit Suisse First Boston	Italy	Buy	18,200	0.20	12/20/16	1,192,037
Credit Suisse First Boston	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	280,775
Credit Suisse First Boston	Turkey	Buy	5,000	2.87	7/20/11	228,880
Credit Suisse First Boston	Turkey	Buy	4,120	2.11	1/20/13	389,651
Goldman Sachs, Inc.	Greece	Buy	35,000	0.29	6/20/15	2,176,170
HSBC Bank USA	Serbia	Buy	7,000	1.30	5/20/11	656,854
J.P. Morgan Chase Bank	Brazil	Sell	8,400	5.25	11/20/09	152,259
J.P. Morgan Chase Bank	Greece	Buy	20,000	0.12625	9/20/17	1,846,266
J.P. Morgan Chase Bank	Iceland	Sell	3,300	1.70	3/20/18	(1,061,645)
J.P. Morgan Chase Bank	Iceland	Sell	6,600	1.75	3/20/18	(2,105,555)
J.P. Morgan Chase Bank	Iceland	Sell	4,000	1.90	3/20/18	(1,243,851)
J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.10	3/20/23	(1,502,420)

Global Macro Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Credit Default Swap Contracts (continued)

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank	Iceland	Sell	$5,000	2.45%	3/20/23	$(1,384,729)
J.P. Morgan Chase Bank	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	280,775
J.P. Morgan Chase Bank	Turkey	Buy	12,610	2.12	1/20/13	1,188,185
J.P. Morgan Chase Bank	Turkey	Buy	10,000	3.16	4/1/10	212,908
J.P. Morgan Chase Bank	Turkey	Buy	4,000	3.60	4/6/09	18,077
Morgan Stanley	Turkey	Buy	3,000	3.40	1/29/09	9,456
Morgan Stanley	Turkey	Buy	5,000	4.05	4/6/14	164,244
						$2,206,199

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Portfolio Pays	Portfolio Receives	Net Unrealized Depreciation
Merrill Lynch Capital Services	$2,230,208	12/1/08	1-month USD- LIBOR-BBA+50bp	Total Return on Merrill Lynch Abu Dhabi Index	$(28,097)
J.P. Morgan Chase Bank	2,433,129	7/23/09	1-month USD- LIBOR-BBA+50bp	Total Return on J. P. Morgan Abu Dhabi Index	(240,052)
					$(268,149)

At October 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2008.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities ". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative

Global Macro Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Global Macro Portfolio as of October 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Macro Portfolio (the "Portfolio"), including the portfolio of investments, as of October 31, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for each of the two years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data for the years ended October 31, 2006, and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on the supplementary data in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 18, 2008

Eaton Vance Global Macro Fund as of October 31, 2008
Global Macro Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Global Macro Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Benjamin C. Esty	4,496,597	8,561
Thomas E. Faust Jr.	4,496,597	8,561
Allen R. Freedman	4,496,597	8,561
William H. Park	4,496,597	8,561
Ronald A. Pearlman	4,494,136	11,022
Helen Frame Peters	4,496,597	8,561
Heidi L. Steiger	4,496,597	8,561
Lynn A. Stout	4,496,597	8,561
Ralph F. Verni	4,496,597	8,561

Each nominee was also elected a Trustee of the Global Macro Portfolio.

Global Macro Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Benjamin C. Esty	85%	1%
Thomas E. Faust Jr.	85%	1%
Allen R. Freedman	85%	1%
William H. Park	85%	1%
Ronald A. Pearlman	85%	1%
Helen Frame Peters	85%	1%
Heidi L. Steiger	85%	1%
Lynn A. Stout	85%	1%
Ralph F. Verni	85%	1%

Results are rounded to the nearest whole number.

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008,

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements between the Eaton Vance Global Macro Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreement for the Global Macro Portfolio (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and Portfolio by BMR.

The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM's and BMR's expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Portfolio Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 27, 2007) through September 30, 2007 for the Fund. In light of the Fund's relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the period since inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Global Macro Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College (since 2003). Adjunct Professor of Finance, Peking University, Beijing, China (since 2005). Formerly, Dean, Carroll School of Management, Boston College (2000-2003).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ's Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Eaton Vance Global Macro Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President	Since 2007	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials Inc. Officer of 33 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President	Since 2007	Vice President of EVM and BMR. Previously, attended the University of Rochester William E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a Team Leader for the Institutional Services Group for State Street Bank in Luxembourg. Officer of 33 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Eaton Vance Global Macro Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2007 and President of the Portfolio since 2002	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Global Macro Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Investment Adviser and Administrator
of Eaton Vance Global Macro Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Global Macro Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3041-12/08  GMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the past two fiscal years ended October 31, 2007, and October 31, 2008, by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2007	10/31/2008

Audit Fees	$125,000	$128,345

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$20,000	$21,200

All Other Fees(3)	$0	$0

Total	$145,000	$149,545

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the last two fiscal years ended October 31, 2007, and October 31, 2008, the registrant was billed $35,000 and $40,000, respectively, by D&T the principal accountant for the registrant, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the past two fiscal years ended October 31, 2007, and October 31, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2007	10/31/2008

Registrant	$20,000	$21,200

Eaton Vance(1)	$286,446	$317,301

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 12, 2008

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 12, 2008